Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income Tax

Note 16 – Income Tax

A.	Corporate tax rate

The tax rate relevant to the Company in the years 2020 to 2022: 23%

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

B.	Benefits under the Law for the Encouragement of Industry (Taxes)

a.	The Company and some of its subsidiaries qualify as “Industrial Companies” as defined in the Law for the Encouragement of Industry (Taxes) – 1969, and accordingly they are entitled to benefits, of which the most significant are, under limited conditions, the possibility of submitting consolidated tax returns with related Israeli companies and amortization in three equal annual portions of issuance expenses when registering shares for trading as from the date the shares of the company were registered.

b.	The Company and certain subsidiaries are submitting a consolidated tax return to the tax authorities in accordance with the Law for the Encouragement of Industry (Taxes) – 1969. As a result, the companies are, inter alia, entitled to offset their losses from the taxable income of other companies, subject to compliance with certain conditions.

C.	Description of the implications of the tax laws applicable to affiliated companies incorporated outside of Israel

The Group companies operating outside of Israel are subject to the tax laws applicable in the countries of residence and the activity of those companies. The tax rate applicable to material companies outside of Israel are: Companies incorporated in Switzerland (varies from canton to canton) - tax rate of 12.44% (the relevant canton). Company incorporated in UK - tax rate of 19% until March 31, 2023 and 25% from April 1, 2023, onward. Companies incorporated in Netherlands - tax rate of 25.8% for taxable income above Euro 395,000 and tax rate of 15% for taxable income up to Euro 395,000. Company incorporated in US - tax rate of 21%.

D.	Composition of income tax expense (income)

	Year ended December 31
	2020	2021	2022
Current tax expense	—	107	845
Deferred tax income	—	(5,013)	(581)
Income tax expense (income)	—	(4,906)	264

E.	Deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

	Intangible assets and inventories	Employee benefits	Carryforward tax losses	Total
Balance of deferred tax asset (liability) as at January 1, 2021	—	—	—	—
Deferred tax asset (liability) acquired in business combinations	(7,117)	516	2,359	(4,242)
Changes recognized in profit or loss	6,881	—	(1,868)	5,013
Balance of deferred tax asset (liability) as at December 31, 2021	(236)	516	491	771

	Intangible assets and inventories	Employee benefits	Carryforward tax losses	Total
Balance of deferred tax asset (liability) as at January 1, 2022	(236)	516	491	771
Deferred tax asset (liability) acquired in business combinations	(2,966)	—	1,968	(998)
Changes recognized in profit or loss	3,073	5	(2,497)	581
Changes recognized in OCI	96	(373)	38	(239)
Balance of deferred tax asset (liability) as at December 31, 2022	(33)	148	—	115

F.	Theoretical tax

The main reconciliation between the theoretical tax on the pre-tax profit and the tax expense drives from temporary differences and tax losses for which deferred taxes are not created.

G.	Tax assessments

The Company has final tax assessments until and including the 2017 tax year.

Nano Dimension Technologies Ltd has final tax assessments until and including the 2017 tax year.

H.	Accumulated losses for tax purposes and other deductible temporary differences

As of December 31, 2022, the Group has a net operating loss for tax purposes of approximately $272,535, most of which is originated in the company, and approximately $21,000 is originated in Nano Dimension Technologies Ltd, and capital loss for tax purposes of approximately $938, of which $586 is originated from the Company.

Essemtec, which operates in Switzerland, has approximately $8,110 accumulated loss as of December 31, 2022.

As of December 31, 2022, the Group has deductible temporary differences in the amount of approximately $49,000, relating to funding expenses and research and development expenses which are deductible over a period of three years for tax purposes.

The Group has not recognized a tax asset for the aforesaid losses and deductible temporary differences, except deferred tax of $115 recognized by Essemtec, due to the uncertainty regarding the ability to utilize those losses and deductible of temporary differences in the future.

I.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986

As a “Foreign investment company” (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company’s management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) – 1986, from January 2018. Accordingly, its taxable income or loss is calculated in USD.

J.

During 2022, the Company completed a merger of two of its subsidiaries, that are located in Israel. Nano Fabrica and DeepCube were merged into Nano Dimension Technologies Ltd. The merger was approved by the Israeli tax authorities.